UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:        March 31, 2004

Check here if Amendment [    ]; Amendment Number:
      This Amendment (Check only one.):   [    ]  is a restatement
                                          [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       PITCAIRN TRUST COMPANY.
Address:    165 Township Line Road, Suite 3000
            Jenkintown, PA  19046

13F File Number:  028-01980-02

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Lawrence R. Bardfeld
Title:            Chief Legal Counsel
Phone:            215-881-6116

Signature, Place and Date of Signing:

/s/ Lawrence R. Bardfeld
----------------------------
Lawrence R. Bardfeld          Jenkintown, Pennsylvania      May 11, 2004

Report Type:

[   ] 13F HOLDINGS REPORT
[ X ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ----
028-00460               Pitcairn Company
028-01980               Pitcairn Group L.P.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

             Statement Pursuant to Form 13-F, General Instruction B


Pitcairn Group L.P. is reporting, on behalf of Pitcairn Trust Company, a wholly-owned subsidiary of Pitcairn Company, on those securities over which Pitcairn Trust Company exercises investment discretion.



                                   PITCAIRN TRUST COMPANY

                                   /s/ Lawrence R. Bardfeld
                                   -------------------------------------------
                                   By:  Lawrence R. Bardfeld,
                                        Executive Vice President,
                                        Chief Legal Officer,
                                        Code Compliance Officer and Secretary